UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Flood Gamble Associates Inc.
Address:     610 Fifth Ave
             Ste 511
             New York NY 10020

Form 13F File Number: 28-6732

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Kristin Gamble
Title:       President
Phone:       212-333-2020

Signature, Place, and Date of Signing:

Kristin Gamble                          New York NY                    7/21/10
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               43

Form 13F Information Table Value Total:         $125,557

List of Other Included Managers:
NONE
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                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
ACTUANT CORP.                    COMMON   00508X203     2873        152556 SH       SOLE     2                                152556
AMER SUPERCONDUCTOR              COMMON   030111108     3534        132411 SH       SOLE     2                                132411
AMGEN INC                        COMMON   031162100     4302         81781 SH       SOLE     2                                 81781
APPLE COMPUTER                   COMMON   037833100      302          1200 SH       SOLE     2                                  1200
AUTOZONE, INC.                   COMMON   053332102     4389         22713 SH       SOLE     2                                 22713
BED BATH & BEYOND                COMMON   075896100     3541         95495 SH       SOLE     2                                 95495
BRISTOL MYERS SQUIBB             COMMON   110122108      313         12543 SH       SOLE     2                                 12543
COMCAST CORP CL A                COMMON   200300101     1381         79491 SH       SOLE     2                                 79491
COMCAST CORP CL-SPL              COMMON   200300200      966         58797 SH       SOLE     2                                 58797
CORPORATE EXECUTIVE BD           COMMON   21988R102     2043         77767 SH       SOLE     2                                 77767
COSTAR GROUP INC                 COMMON   22160N109     3821         98485 SH       SOLE     2                                 98485
DEER CONSUMER PRODUCTS           COMMON   24379J200     1146        138100 SH       SOLE     2                                138100
ECOLAB INC.                      COMMON   278865100     4784        106530 SH       SOLE     2                                106530
ENTERPRISE PRODS PARTNERSHIP     COMMON   293792107      219          6179 SH       SOLE     2                                  6179
EQT CORP                         COMMON   294549100      482         13340 SH       SOLE     2                                 13340
EURONET WORLDWIDE                COMMON   298736109     2840        222046 SH       SOLE     2                                222046
EXPEDITORS INTL WASH             COMMON   302130109     4568        132360 SH       SOLE     2                                132360
EXXON MOBIL CORP                 COMMON   30231G102      273          4777 SH       SOLE     2                                  4777
FASTENAL CO.                     COMMON   311900104     6945        138373 SH       SOLE     2                                138373
FEDERAL RLTY INVT TR             COMMON   313747206     1834         26100 SH       SOLE     2                                 26100
GENERAL  ELECTRIC                COMMON   369604103     3706        256985 SH       SOLE     2                                256985
GILEAD SCIENCES, INC             COMMON   375558103     1678         48945 SH       SOLE     2                                 48945
HEARTLAND PAYMENT SYSTEMS        COMMON   42235N108     4061        273675 SH       SOLE     2                                273675
HOME DEPOT                       COMMON   437076102     3108        110732 SH       SOLE     2                                110732
IHS INC CL A                     COMMON   451734107     5076         86895 SH       SOLE     2                                 86895
IBM CORP                         COMMON   459200101     1439         11656 SH       SOLE     2                                 11656
ISHARES EMERGING MRKTS           COMMON   464287234     4669        125110 SH       SOLE     2                                125110
ISHARES GLOBAL TECH              COMMON   464287291     3377         67910 SH       SOLE     2                                 67910
KULICKE & SOFFA                  COMMON   50124210       542         77168 SH       SOLE     2                                 77168
LIBERTY GLOBAL CL A              COMMON   530555101     3023        116319 SH       SOLE     2                                116319
LIBERTY GLOBAL SER C             COMMON   530555309     1834         70582 SH       SOLE     2                                 70582
LIFE TIME FITNESS                COMMON   53217R207     3995        125655 SH       SOLE     2                                125655
MSCI INC                         COMMON   55354G100     4113        150120 SH       SOLE     2                                150120
MEDTRONIC INC                    COMMON   585055106     4086        112646 SH       SOLE     2                                112646
MOLEX                            COMMON   608554101      224         12308 SH       SOLE     2                                 12308
MOLEX CL A                       COMMON   608554200     4525        292868 SH       SOLE     2                                292868
PAYCHEX                          COMMON   704326107     4036        155412 SH       SOLE     2                                155412
POLYPORE INTL INC                COMMON   73179V103     6190        272210 SH       SOLE     2                                272210
PRAXAIR INC                      COMMON   74005P104     3902         51350 SH       SOLE     2                                 51350
RITCHIE BROS AUCTIONS            COMMON   767744105     3874        212627 SH       SOLE     2                                212627
SCIENTIFIC LEARNING              COMMON   808760102      547        104000 SH       SOLE     2                                104000
SMARTHEAT INC                    COMMON   83172F104      966        169200 SH       SOLE     2                                169200
XINHAU 25                        COMMON   FXI           6030        154095 SH       SOLE     2                                154095